Going Concern and Liquidity	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Liquidity

Note 2 – Going Concern and Liquidity

As of June 30, 2021 and December 31, 2020, the Company had $1,735,094 and $989,888 in cash on hand, respectively, and limited revenue-producing business. Additionally, as of June 30, 2021 and December 31, 2020, the outstanding liabilities of the Company totaled $2,689,778 and $2,000,311, respectively. These factors raise substantial doubts about the Company’s ability to continue as a going concern.

The consolidated financial statements included in this Report have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. Based on past experience, the Company believes that it will be able to raise the necessary capital through debt and equity issuances to fund ongoing operating expenses. The consolidated financial statements included in this Report do not include any adjustments that may result from the outcome of any going concern uncertainty.

There is no assurance that these events will be satisfactorily completed. Any issuance of convertible debt or equity securities, if accomplished, could cause substantial dilution to existing stockholders. Any failure by the Company to successfully implement these plans would have a material adverse effect on its business, including the possible inability to continue operations.